Accrued Compensation and Benefits (Details) - Vencore Holding Corp. and KGS Holding Corp. $ in Thousands	3 Months Ended
	Mar. 30, 2018 USD ($) week	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of Payables and Accruals [Line Items]
Paid time off	$ 31,317	$ 28,956	$ 30,421
Accrued payroll and payroll taxes	15,619	26,213	25,697
Incentive bonus plan	5,059	16,829	16,142
Share based compensation liability	10,493	10,216	6,600
Other	435	146	721
Total accrued compensation and benefits	$ 62,923	$ 82,360	$ 79,581
Minimum
Schedule of Payables and Accruals [Line Items]
Vacation time period | week	2
Maximum
Schedule of Payables and Accruals [Line Items]
Vacation time period | week	4